Selling, general and administrative expense (Tables)	12 Months Ended
Dec. 31, 2023
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expense
Selling, general and administrative expenses consist of the following for the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
Salaries and benefits	$206,787	$211,426
Sales and marketing	41,992	39,747
Rent and occupancy	48,983	49,824
Travel	5,741	10,575
Professional fees	38,631	32,820
Office supplies and services	22,616	27,832
Other	50,023	47,656
Total selling, general and administrative expense	$414,773	$419,880